Loans (Loans Individually Evaluated For Impairment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Unpaid principal balance	$ 7,223	$ 7,478
Recorded investment	6,895	7,157
Related allowance	437	536
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Unpaid principal balance with no related allowance	616	771
Recorded investment with no related allowance	616	771
Unpaid principal balance with related allowance	0	76
Recorded investment with related allowance	0	76
Related allowance	0	6
Commercial overdraft LOC [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Unpaid principal balance with no related allowance	60	61
Recorded investment with no related allowance	60	61
Open-end home equity [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Unpaid principal balance with no related allowance	140	177
Recorded investment with no related allowance	140	177
Unpaid principal balance with related allowance	201	0
Recorded investment with related allowance	201	0
Related allowance	69	0
1-4 family real estate (1st mortgages) [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Unpaid principal balance with no related allowance	972	1,110
Recorded investment with no related allowance	949	1,103
Unpaid principal balance with related allowance	1,213	1,297
Recorded investment with related allowance	1,070	1,133
Related allowance	251	267
1-4 family real estate (Jr. mortgages) [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Unpaid principal balance with no related allowance	8	14
Recorded investment with no related allowance	8	14
Unpaid principal balance with related allowance	0	16
Recorded investment with related allowance	0	16
Related allowance	0	16
Multifamily real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Unpaid principal balance with no related allowance	277	200
Recorded investment with no related allowance	276	200
Non-farm/non-residential real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Unpaid principal balance with no related allowance	1,460	788
Recorded investment with no related allowance	1,299	638
Unpaid principal balance with related allowance	2,276	2,968
Recorded investment with related allowance	2,276	2,968
Related allowance	$ 117	$ 247